1. GENERAL INFORMATION AND GROUP STRUCTURE (Details 3) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NON CURRENT ASSETS
Property, plant and equipment	$ 41,214	$ 41,001
Intangible assets	1,586	2,103
Financial assets at amortized cost	0	62
Trade and other receivables	5,042	4,469
Total non current assets	55,054	54,108
CURRENT ASSETS
Inventories	2,326	3,360	$ 225	$ 136
Financial assets at fair value through profit and loss	14,613	4,188
Trade and other receivables	19,145	14,144
Cash and cash equivalents	799	1,421	$ 517	$ 335
Total current assets	36,912	23,150
Assets classified as held for sale	12,501	19
NON CURRENT LIABILITIES
Defined benefit plans	992	921
Deferred tax liabilities	1,526	3,796
Provisions	4,435	6,267
Total non current liabilities	52,027	33,140
CURRENT LIABILITIES
Trade and other payables	18,052	12,867
Salaries and social security payable	2,154	1,745
Defined benefit plans	121	112
Income tax and minimum notional income tax provision	943	1,454
Taxes payables	1,965	2,392
Provisions	798	806
Total current liabilities	29,958	30,063
Liabilities associated to assets classified as held for sale	2,370	0
Discontinued operations
NON CURRENT ASSETS
Property, plant and equipment	8,664	0
Intangible assets	415	0
Financial assets at amortized cost	35	19
Trade and other receivables	6	0
Total non current assets	9,120	19
CURRENT ASSETS
Inventories	2,113	0
Financial assets at fair value through profit and loss	681	0
Trade and other receivables	426	0
Cash and cash equivalents	161	0
Total current assets	3,381	0
Assets classified as held for sale	12,501	19
NON CURRENT LIABILITIES
Defined benefit plans	155	0
Deferred tax liabilities	567	0
Provisions	974	0
Total non current liabilities	1,696	0
CURRENT LIABILITIES
Trade and other payables	390	0
Salaries and social security payable	47	0
Defined benefit plans	8	0
Income tax and minimum notional income tax provision	26	0
Taxes payables	117	0
Provisions	86	0
Total current liabilities	674	0
Liabilities associated to assets classified as held for sale	2,370	$ 0
Discontinued operations | Oil and gas
NON CURRENT ASSETS
Property, plant and equipment	7,545
Intangible assets	311
Financial assets at amortized cost	35
Trade and other receivables	6
Total non current assets	7,897
CURRENT ASSETS
Inventories	153
Financial assets at fair value through profit and loss	681
Trade and other receivables	426
Cash and cash equivalents	161
Total current assets	1,421
Assets classified as held for sale	9,318
NON CURRENT LIABILITIES
Defined benefit plans	97
Deferred tax liabilities	567
Provisions	922
Total non current liabilities	1,586
CURRENT LIABILITIES
Trade and other payables	390
Salaries and social security payable	47
Defined benefit plans	2
Income tax and minimum notional income tax provision	26
Taxes payables	117
Provisions	51
Total current liabilities	633
Liabilities associated to assets classified as held for sale	2,219
Discontinued operations | Refining y distribution
NON CURRENT ASSETS
Property, plant and equipment	1,119
Intangible assets	104
Financial assets at amortized cost	0
Trade and other receivables	0
Total non current assets	1,223
CURRENT ASSETS
Inventories	1,960
Financial assets at fair value through profit and loss	0
Trade and other receivables	0
Cash and cash equivalents	0
Total current assets	1,960
Assets classified as held for sale	3,183
NON CURRENT LIABILITIES
Defined benefit plans	58
Deferred tax liabilities	0
Provisions	52
Total non current liabilities	110
CURRENT LIABILITIES
Trade and other payables	0
Salaries and social security payable	0
Defined benefit plans	6
Income tax and minimum notional income tax provision	0
Taxes payables	0
Provisions	35
Total current liabilities	41
Liabilities associated to assets classified as held for sale	$ 151